UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  March 31, 2016

Item 1. Report to Stockholders.

ANNUAL REPORT
MARCH 31, 2016

Advised by NorthCoast Asset Management LLC

WWW.NORTHCOASTAM.COM
(800) 558-9105

TABLE OF CONTENTS

A Message to Our Shareholders	1

Sector Allocation	5

Expense Example	5

Performance Information	8

Schedule of Investments	9

Statement of Assets and Liabilities	13

Statement of Operations	14

Statements of Changes in Net Assets	15

Financial Highlights	16

Notes to Financial Statements	17

Report of Independent Registered Public Accounting Firm	26

Trustees and Executive Officers	27

Federal Tax Information	31

Additional Information	32

Privacy Notice	33

CAN SLIM® SELECT GROWTH FUND

Dear Fellow Investor,

CANGX
NorthCoast Asset Management, Adviser
Annual Report, March, 2016

“Life is more risk management, rather than exclusion of risks.”

– Walter Wriston

U.S. equities (S&P 500® Index) opened 2016 with a 4.96% decline in January, remained relatively flat with a down-then-up February, and have since rallied 6.73% in March to end the quarter +1.35% 2016 YTD.  For the fiscal year (4/1/15 – 3/31/16), S&P 500® Index returned 1.78%, while the CAN SLIM® Select Growth Fund returned -3.66%. The Fund averaged over 18% cash throughout the year which had a marginal -0.33% impact on performance. Sector allocation contributed a +0.28% to the Fund, while stock selection dragged. Stock picking was especially strong in Industrials and Health Care while it was negative in Consumer Discretionary and Information Technology. Overall stock selection contributed -5.42% to the portfolio.

Much of the late February/March rally can be attributed to investors’ favorable reaction to a rise in oil prices and a lack of negative headlines across global markets.  Fed Chair Janet Yellen recently stated that the economy might not yet be ready for another rate hike, which was welcomed news for the market in the short-term.  While economic growth prospects in the U.S. and abroad remains stable yet sluggish, stocks extended their 7th straight year in positive territory since the March 2009 low. The late February-into-March rally elevated prices and raised valuations, thereby reducing the attractiveness of entering new positions. Much of our concern surrounding market-moving indicators in early March still exist as we move into Q2.  Consumer sentiment, producer sentiment and economic surprise indices remain soft.  Technical indicators remain stable, yet neutral.  In the face of weaker sentiment and valuation data, macroeconomic indicators remain bullish.

Moving into Q2 – In the CAN SLIM® Select Growth Fund (CANGX), we continue to hedge against the aforementioned market risks with a healthy cash position. We ended March with approximately 54% equity

CAN SLIM® SELECT GROWTH FUND

exposure.  The remaining 46% cash and fixed income hedge can be attributed to weakened valuation and sentiment metrics.

Putting risk into perspective… Imagine you are taking a family road trip – driving from point A to point B.  After checking Google maps, the suggested directions should take 3 hours driving at an average speed of 55 MPH.  Upon arrival, your brother greets you at the door and smiles as he says it only took him 2 ¼ hours to make the same trip whereas your trip took 2 ¾ hours.  So which is better?  You both arrived, which is one measure of success, but what other variables matter?

Most would ask questions such as did you have to stop for gas?  Stop to eat?  Take the same route?  Few people really ask the most important question – what risks did you take?  Did your brother increase his probability of an accident?  Because the distance traveled is 165 miles, we know you averaged 60 MPH and your brother averaged 73 MPH.  Overall, he drove 21% faster than you. Now let’s say that his incremental speed raised his probability of an accident from 0.1% to 0.2%.  One can see how the question now gets framed . . . is the 30 minutes of saved time worth doubling the risk?

The CAN SLIM® Select Growth Fund looks at the market through that same lens.  What risk did you take to produce that return?  Is a portfolio decline of over 50% between 2008-2009 in the S&P 500® Index worth it?  How valuable is the understanding that there is a strategy that seeks to mitigate that kind of risk?

There are numerous risk metrics to help investors compare investment strategies; beta, standard deviation, maximum drawdown to name a few. Answering the question, how much did you make for taking on that increment of risk? Since its inception, CANGX has sought to produce results with less volatility, decreased beta, and less drawdown than the S&P 500® Index, while achieving comparable returns.  Next time you look at an investment return or a drive home for Thanksgiving, remember performance is not independent of risk and risk is the variable that many good strategies address.

Heading into Fiscal Year 2016, we will closely monitor macroeconomic data along with a pivotal earnings season. Should the data warrant a change in our exposure or specific positions, we will act accordingly.

CAN SLIM® SELECT GROWTH FUND

Thank you for your business.  As adviser to the fund it is a privilege to serve our shareholders and we will continue to strive for success together.

Sincerely,

Patrick Jamin
NorthCoast Asset Management, LLC

Opinions expressed are subject to change, are not guaranteed and should not be considered a recommendation to buy or sell any security.

Past performance is no guarantee of future results.

Mutual fund investing involves risk. Principal loss is possible.  The Fund may invest in foreign securities which will involve greater volatility and political, economic and currency risks and differences in accounting methods. The Fund invests in micro-, small-and medium-capitalization companies, which involve additional risks such as limited liquidity and great price volatility than large-capitalization companies. The Fund will experience portfolio turnover, which may result in adverse tax consequences to the Fund’s shareholders.  Because the Fund can invest in other investment companies your cost of investing in the Fund will be higher than your cost of investing directly in the shares of the mutual funds in which it invests. By investing in the Fund, you will indirectly bear your share of any fees and expenses charged by the underlying funds, in addition to indirectly bearing the principal risks of those funds. Because the fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares.

Investment performance reflects fee waivers. In the absence of fee waivers, total returns would be reduced.

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  You cannot invest directly in an index.

Beta is a measure of the volatility, or systematic risk, of a security or a portfolio in comparison to the market as a whole.

Standard deviation is a measure of the dispersion of a set of data from its mean.

CAN SLIM® SELECT GROWTH FUND

A drawdown is the peak-to-trough decline during a specific record period of an investment, fund or commodity.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of holdings, please refer to the Schedule of Investments in this report.  Current and future holdings are subject to risk.

Must be preceded or accompanied by a current prospectus.

The CAN SLIM® Select Growth Fund is distributed by Quasar Distributors, LLC.

CAN SLIM® SELECT GROWTH FUND

SECTOR ALLOCATION
AT MARCH 31, 2016 (UNAUDITED)

*	Cash equivalents, exchange-traded funds and assets in excess of other liabilities.

EXPENSE EXAMPLE
SIX MONTHS ENDED MARCH 31, 2016 (UNAUDITED)

As a shareholder of the CAN SLIM® Select Growth Fund (the “Fund”), you incur two types of costs: (1) transaction costs and redemption fees and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (10/1/15 – 3/31/16).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed

CAN SLIM® SELECT GROWTH FUND

EXPENSE EXAMPLE
FOR THE SIX MONTHS ENDED MARCH 31, 2016 (UNAUDITED) (CONTINUED)

fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, the Fund’s transfer agent currently charges a $15.00 fee. You will be charged a redemption fee equal to 2% of the net amount of the redemption if you redeem your shares 30 days after you purchase them. An Individual Retirement Account (“IRA”) will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These expenses are not included in the example below. The example below includes, but is not limited to, investment advisory fees, fund accounting fees, custody fees and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.

CAN SLIM® SELECT GROWTH FUND

EXPENSE EXAMPLE
FOR THE SIX MONTHS ENDED MARCH 31, 2016 (UNAUDITED) (CONTINUED)

Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	10/1/15	3/31/16	10/1/15 – 3/31/16*
Actual	$1,000.00	$1,045.10	$7.11

Hypothetical
(5% return
before expenses)	$1,000.00	$1,018.05	$7.01

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.39% (reflecting fee waivers in effect) multiplied by the average account value of the period multiplied by 183/366 (to reflect the one-half year period).

CAN SLIM® SELECT GROWTH FUND

VALUE OF $10,000 VS S&P 500® INDEX

Average annual returns for the periods ended March 31, 2016

					Since
					Inception
	1 Year	3 Year	5 Year	10 Year	(9/26/05)
CAN SLIM® Select
Growth Fund	-3.66%	7.36%	6.56%	4.24%	5.36%
S&P 500® Index	1.78%	11.82%	11.58%	7.01%	7.40%

This chart illustrates the performance of a hypothetical $10,000 investment made on March 31, 2006, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect fee waivers in effect. In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains and dividends for a fund and dividends for an index.

Performance data quoted represents past performance and is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800-558-9105 or visiting www.northcoastam.com.

The Fund imposes a 2% redemption fee on shares held less than 30 days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT MARCH 31, 2016

Shares		Value

COMMON STOCKS: 52.4%

Administrative & Support Services: 1.1%
26,511	Premier, Inc.*	$884,407

Air Transportation: 5.5%
60,240	Controladora Vuela Compania de
	Aviacion SAB de CV - ADR*	1,269,257
28,912	Delta Air Lines, Inc.	1,407,436
17,298	Hawaiian Holdings, Inc.*	816,293
10,003	Ryanair Holdings PLC - ADR	858,457
		4,351,443

Apparel Manufacturing: 1.0%
7,498	UniFirst Corp.	818,182

Beverage & Tobacco Products: 2.1%
13,051	Altria Group, Inc.	817,776
8,163	PepsiCo, Inc.	836,544
		1,654,320

Chemical Manufacturing: 5.4%
17,314	Gilead Sciences, Inc.	1,590,464
7,807	Johnson & Johnson	844,717
3,747	The Sherwin-Williams Co.	1,066,659
6,955	United Therapeutics Corp.*	774,996
		4,276,836

Computer & Electronic Products: 5.9%
34,467	Advanced Energy Industries, Inc.*	1,199,107
21,008	Agilent Technologies, Inc.	837,169
24,879	Intel Corp.	804,835
22,027	Linear Technology Corp.	981,523
27,124	Tessera Technologies, Inc.	840,844
		4,663,478

Construction: 1.0%
486	NVR, Inc.*	841,946

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT MARCH 31, 2016 (CONTINUED)

Shares		Value

COMMON STOCKS: 52.4% (Continued)

Data Processing & Hosting: 2.5%
13,587	Citrix Systems, Inc.*	$1,067,667
12,034	Red Hat, Inc.*	896,653
		1,964,320

Fabricated Metal Manufacturing: 2.6%
34,556	BWX Technologies, Inc.	1,159,699
5,583	Snap-on, Inc.	876,475
		2,036,174

Food Manufacturing: 0.8%
37,009	Dean Foods Co.	640,996

Health Care Supplies: 1.1%
20,939	Baxter International, Inc.	860,174

Machinery Manufacturing: 1.2%
10,917	Toro Co.	940,172

Oil & Gas: 1.1%
14,277	Valero Energy Corp.	915,727

Plastics & Rubber Manufacturing: 2.3%
29,640	Goodyear Tire & Rubber Co.	977,527
8,770	Illinois Tool Works, Inc.	898,399
		1,875,926

Professional, Scientific & Technical Services: 4.6%
6,027	Amgen, Inc.	903,628
45,500	Cadence Design Systems, Inc.*	1,072,890
37,670	The Interpublic Group of Companies, Inc.	864,526
13,195	Quintiles Transnational Holdings, Inc.*	858,995
		3,700,039

Publishing Industries: 1.2%
47,174	Web.com Group, Inc.*	934,989

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT MARCH 31, 2016 (CONTINUED)

Shares		Value

COMMON STOCKS: 52.4% (Continued)

Renewable Energy: 1.6%
18,665	First Solar, Inc.*	$1,277,993

Retail Trade: 1.0%
16,103	Sohu.com, Inc.*	797,743

Telecommunications: 2.0%
10,212	Atlantic Tele-Network, Inc.	774,376
15,905	Verizon Communications, Inc.	860,142
		1,634,518

Transportation Equipment Manufacturing: 5.6%
11,705	Lear Corp.	1,301,245
6,485	Lennox International, Inc.	876,707
21,195	Spirit AeroSystems
	Holdings, Inc. - Class A*	961,405
16,312	Visteon Corp.*	1,298,272
		4,437,629

Water Transportation: 1.4%
21,064	Carnival Corp.	1,111,547

Wood Manufacturing: 1.4%
34,460	Masco Corp.	1,083,767

TOTAL COMMON STOCKS
(Cost $38,250,522)		41,702,326

REAL ESTATE INVESTMENT TRUSTS: 1.5%
36,500	Liberty Property Trust	1,221,290

TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $1,261,108)		1,221,290

EXCHANGE-TRADED FUNDS: 40.5%
378,700	iShares 1-3 Year Treasury Bond ETF	32,200,861

TOTAL EXCHANGE-TRADED FUNDS
(Cost $32,132,619)		32,200,861

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT MARCH 31, 2016 (CONTINUED)

Shares		Value

SHORT-TERM INVESTMENTS: 4.6%

Money Market Funds: 4.6%
3,626,222	Federated U.S. Treasury Cash Reserves
	Fund - Institutional Shares, 0.165%**	$3,626,222

TOTAL SHORT-TERM INVESTMENTS
(Cost $3,626,222)		3,626,222

TOTAL INVESTMENTS IN SECURITIES: 99.0%
(Cost $75,270,471)		78,750,699
Other Assets in Excess of Liabilities: 1.0%		819,486
TOTAL NET ASSETS: 100.0%		$79,570,185

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
*	Non-income producing security.
**	Seven-day yield as of March 31, 2016.

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
AT MARCH 31, 2016

ASSETS
Investments in securities, at value
(Cost $75,270,471)	$78,750,699
Receivables:
Investment securities sold	921,904
Fund shares sold	116,224
Dividends and interest	51,386
Prepaid expenses	10,692
Total assets	79,850,905

LIABILITIES
Payables:
Fund shares redeemed	99,495
Investment advisory fees, net	52,602
Distribution fees	50,739
Transfer agent fees	19,143
Administration fees	16,571
Fund accounting fees	7,283
Trustee fees	3,039
Chief Compliance Officer fees	1,500
Custody fees	1,358
Other accrued expenses	28,990
Total liabilities	280,720

NET ASSETS	$79,570,185

COMPONENTS OF NET ASSETS
Paid-in capital	$77,013,072
Accumulated net realized loss on investments	(923,115)
Net unrealized appreciation on investments	3,480,228
Net assets	$79,570,185

COMPUTATION OF NET ASSET VALUE
Net assets	$79,570,185
Shares issued and outstanding (unlimited
number of shares authorized without par value)	5,902,156
Net asset value, offering and redemption price per share	$13.48

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2016

INVESTMENT INCOME
Dividends (net of foreign withholding tax of $17,827)	$2,128,948
Interest	7,068
Total investment income	2,136,016

EXPENSES
Investment advisory fees	1,062,652
Distribution fees	265,663
Transfer agent fees	115,596
Administration fees	99,118
Fund accounting fees	42,909
Registration fees	32,927
Audit fees	22,177
Reports to shareholders	17,266
Miscellaneous expense	13,728
Trustee fees	11,308
Chief Compliance Officer fees	9,024
Legal fees	8,529
Custody fees	7,858
Insurance expense	2,515
Interest expense	115
Total expenses	1,711,385
Less: fees waived	(234,299)
Net expenses	1,477,086
Net investment income	658,930

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments and
foreign currency transactions	(923,417)
Change in net unrealized appreciation/depreciation
on investments	(5,249,749)
Change in net unrealized appreciation/depreciation
on foreign currency translation	43
Net realized and unrealized loss
on investments, foreign currency transactions
and foreign currency translations	(6,173,123)
Net decrease in net assets
resulting from operations	$(5,514,193)

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31, 2016	March 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$658,930	$240,524
Net realized gain (loss) on investments
and foreign currency transactions	(923,417)	3,401,636
Change in net unrealized appreciation
(depreciation) on investments	(5,249,749)	5,455,707
Change in net unrealized
appreciation (depreciation) on
foreign currency translation	43	(43)
Net increase (decrease) in net
assets resulting from operations	(5,514,193)	9,097,824

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(142,962)	—
Net realized gain	(1,296,338)	(7,165,369)
Total distributions to shareholders	(1,439,300)	(7,165,369)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived
from net change in outstanding shares(a)	(41,879,340)	21,824,657
Total increase (decrease) in net assets	(48,832,833)	23,757,112

NET ASSETS
Beginning of year	128,403,018	104,645,906
End of year	$79,570,185	$128,403,018
Undistributed net investment income	$—	$142,962

(a)	Summary of capital share transactions is as follows:

	Year Ended		Year Ended
	March 31, 2016		March 31, 2015
	Shares	Value	Shares	Value
Shares sold	1,607,852	$22,369,462	4,199,824	$59,110,369
Shares issued in
reinvestment of
distributions	99,741	1,361,458	486,320	6,779,298
Shares redeemed(b)	(4,854,969)	(65,610,260)	(3,139,430)	(44,065,010)
Net increase (decrease)	(3,147,376)	$(41,879,340)	1,546,714	$21,824,657

(b)	Net of redemption fees of $3,492 and $7,704, respectively.

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH YEAR

	Year Ended March 31,
	2016	2015	2014		2013	2012
Net asset value,
beginning of year	$14.19	$13.95	$13.99		$12.14	$12.59

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.09 (1)	0.03 (1)	(0.06	)(1)	0.01	(0.12)
Net realized and unrealized
gains (losses) on investments	(0.61)	1.07	2.57		1.84	(0.34)
Total from
investment operations	(0.52)	1.10	2.51		1.85	(0.46)

LESS DISTRIBUTIONS:
Net investment income	(0.02)	—	0.00	*	—	—
Realized gains	(0.17)	(0.86)	(2.55)		—	—
Total distributions	(0.19)	(0.86)	(2.55)		—	—
Paid-in capital from
redemption fees (Note 2)	0.00 *	0.00 *	0.00	*	0.00 *	0.01
Net asset value, end of year	$13.48	$14.19	$13.95		$13.99	$12.14
Total return	(3.66%)	7.99%	18.96%		15.24%	(3.57%)

SUPPLEMENTAL DATA:
Net assets, end of
year (millions)	$79.6	$128.4	$104.6		$71.4	$57.1
Portfolio turnover rate	277%	224%	269%		253%	332%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived
and expenses absorbed	1.61%	1.59%	1.61%		1.72%	1.70%
After fees waived
and expenses absorbed	1.39%	1.39%	1.58%		1.70%	1.70%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived
and expenses absorbed	0.40%	0.01%	(0.45%)		0.03%	(0.77%)
After fees waived
and expenses absorbed	0.62%	0.21%	(0.42%)		0.05%	(0.77%)

*	Less than $0.01 per share.
(1)	Net investment income per share calculated using the average shares outstanding.

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2016

NOTE 1 – ORGANIZATION

The CAN SLIM® Select Growth Fund (the “Fund”), is a diversified series of shares of beneficial interest of the Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies.” The Fund commenced operations on September 26, 2005.

The investment objective of the Fund is long-term capital appreciation, which it seeks to achieve through investment in a combination of growth equity securities and cash equivalents.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities that are traded on U.S. national or foreign securities exchanges, are valued at either the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over- the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2016 (CONTINUED)

particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board of Trustees. Fair value pricing is an inherently subjective process and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis.

U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2016 (CONTINUED)

judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of the year ended March 31, 2016. See the Schedule of Investments for the industry breakout.

	Level 1	Level 2	Level 3	Total
Common Stocks	$41,702,326	$—	$—	$41,702,326
Real Estate
Investment Trusts	1,221,290	—	—	1,221,290
Exchange-
Traded Funds	32,200,861	—	—	32,200,861
Short-Term
Investments	3,626,222	—	—	3,626,222
Total Investments
in Securities	$78,750,699	$—	$—	$78,750,699

It is the Fund’s policy to recognize transfers between levels at the end of the Fund’s reporting period.

The Fund did not record any transfers into or out of Levels 1 or 2 for the year ended March 31, 2016.

B.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2016 (CONTINUED)

realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31 and within the taxable year, are deemed to arise on the first business day of the Fund’s next taxable year.  For the year ended March 31, 2016, the Fund had short-term capital loss carryovers of $770,127, with unlimited expiration.

As of March 31, 2016, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years.

The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Massachusetts; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

C.
Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2016 (CONTINUED)

reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (the “NYSE”) is closed for trading. The offering and redemption price per share is equal to the Fund’s NAV per share. The Fund charges a 2.00% redemption fee on shares held less than 30 days. This fee is deducted from the redemption proceeds otherwise payable to the shareholder. The Fund retains the fee charged as paid-in-capital and such fees become part of the Fund’s daily NAV calculation.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
Reclassification of Capital Accounts.  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  These differences are primarily due to foreign currency reclass and equalization.  For the year ended March 31, 2016, the following adjustments were made:

Undistributed	Accumulated
Net Investment	Net Realized	Paid-In
Income/(Loss)	Gain/(Loss)	Capital
$(658,930)	$(2,002,345)	$2,661,275

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2016 (CONTINUED)

I.
Subsequent Events. In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Fund has determined that there are no subsequent events that would need to be disclosed in the Fund’s Financial Statements.

J.
Recent Accounting Pronouncements. In May 2015, the FASB issued ASU No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

NorthCoast Asset Management, LLC (the “Adviser”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”). Under the Agreement, the Adviser furnishes all investment advice, office space, certain administrative services and most of the personnel needed by the Fund. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. The amount of investment advisory fees incurred by the Fund for the year ended March 31, 2016, is disclosed in the Statement of Operations.

The Adviser has contractually agreed to limit the Fund’s annual ratio of expenses to 1.39% of the Fund’s average daily net assets. The contract’s term is indefinite and may be terminated only by the Board of Trustees. The amount of fees waived by the Adviser is disclosed in the Statement of Operations.

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2016 (CONTINUED)

The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees waived and/or Fund expenses it pays over the following three years after payment. At March 31, 2016, the remaining cumulative unreimbursed amount paid and/or waived by the Adviser on behalf of the Fund that may be reimbursed was $499,639. The Adviser may recapture a portion of the above amount no later than the dates as stated.

Date of Expiration	Amount
March 31, 2017	$31,661
March 31, 2018	233,679
March 31, 2019	234,299
Total	$499,639

The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses.  Any such reimbursement is also contingent upon the Board of Trustee’s review and approval.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly- owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator, fund accountant and transfer agent.  In those capacities USBFS maintains the Fund’s book and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees.  The officers of the Trust and the Chief Compliance Officer are also employees of USBFS.  Fees paid by the Fund to USBFS for the services for the year ended March 31, 2016, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. U.S. Bank N.A. (the “Custodian”) serves as custodian to the Fund. Both the Distributor and Custodian are affiliates of USBFS.

The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may pay a fee to the Adviser, as Distribution Coordinator, at an annual rate of up to 0.25% of the average daily net assets of the Fund. The fee is paid to the Distribution Coordinator as compensation for distribution-

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2016 (CONTINUED)

related activities, not reimbursement for specific expenses incurred. For the year ended March 31, 2016, fees paid by the Fund for distribution-related activities are disclosed in the Statement of Operations.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the year ended March 31, 2016, the cost of purchases and the proceeds from the sale of securities, excluding short-term investments, were $266,679,921 and $312,237,884, respectively.

There were no purchases or sales of U.S. Government obligations for the year ended March 31, 2016.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended March 31, 2016 and March 31, 2015 were as follows:

Distributions paid from:

	2016	2015
Ordinary income	$1,439,300	$5,929,745
Capital gains	—	1,235,624
Total	$1,439,300	$7,165,369

Distribution classifications may differ from the statement of changes in net assets as a result of the treatment of short-term capital gains as ordinary income for tax purposes.

As of March 31, 2016, the components of distributable earnings on a tax basis were as follows:

Cost of investments	$75,423,459
Gross tax unrealized appreciation	4,540,911
Gross tax unrealized depreciation	(1,213,671)
Net tax unrealized appreciation	$3,327,240
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated gains/ (losses)	(770,127)
Total accumulated earnings/ (losses)	$2,557,113

At March 31, 2016, the difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales adjustments.

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2016 (CONTINUED)

NOTE 6 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Fund a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes.  The maximum line of credit as of March 31, 2016, for the Fund is $6,000,000.  For the year ended March 31, 2016, the average interest rate on the outstanding principal amount was 3.50%.  Advances are not collateralized by a first lien against the Fund’s assets.  During the year ended March 31, 2016, the Fund had outstanding average daily loan balances of $3,243.  The maximum amounts outstanding during the year ended March 31, 2016, was $728,000.  Interest expense for the year ended March 31, 2016, is disclosed in the Statement of Operations.  At March 31, 2016, the Fund did not have a loan payable balance.

CAN SLIM® SELECT GROWTH FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of
CAN SLIM® Select Growth Fund and the
Board of Trustees of Professionally Managed Portfolios

We have audited the accompanying statement of assets and liabilities of CAN SLIM® Select Growth Fund, a series of Professionally Managed Portfolios, including the schedule of investments, as of March 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2016, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CAN SLIM® Select Growth Fund as of March 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
May 27, 2016

CAN SLIM® SELECT GROWTH FUND

TRUSTEES AND EXECUTIVE OFFICERS
(UNAUDITED)

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund.  The Board, in turn, elects the officers of the Trust, who are responsible for the day-to-day operations of the Trust and its separate series.  The current Trustees and executive officers of the Trust, their birth dates, positions with the Trust, terms of office with the Trust and length of time served, their principal occupations during the past five years and other directorships are set forth in the table below.

		Term of		Number of
		Office		Portfolios	Other
		and	Principal	in Fund	Directorships
	Positions	Length	Occupation	Complex(2)	Held During
Name, Age	with the	of Time	During Past	Overseen	Past Five
and Address	Trust(1)	Served	Five Years	by Trustees	Years

Independent Trustees of the Trust

Dorothy A. Berry	Chairman	Indefinite	Formerly,	1	Director,
(born 1943)	and	Term;	President, Talon		PNC Fund,
c/o U.S. Bancorp	Trustee	Since	Industries, Inc.		Inc.
Fund Services, LLC		May	(business consulting);
2020 E. Financial Way		1991.	formerly, Executive
Suite 100			Vice President and
Glendora, CA 91741			Chief Operating
Officer, Integrated
Asset Management
(investment adviser
and manager) and
formerly, President,
Value Line, Inc.
(investment advisory
and financial
publishing firm).

CAN SLIM® SELECT GROWTH FUND

TRUSTEES AND EXECUTIVE OFFICERS
(UNAUDITED) (CONTINUED)

		Term of		Number of
		Office		Portfolios	Other
		and	Principal	in Fund	Directorships
	Positions	Length	Occupation	Complex(2)	Held During
Name, Age	with the	of Time	During Past	Overseen	Past Five
and Address	Trust(1)	Served	Five Years	by Trustees	Years

Wallace L. Cook	Trustee	Indefinite	Investment	1	The Dana
(born 1939)		Term;	Consultant;		Foundation;
c/o U.S. Bancorp		Since	formerly, Chief		The Univ. of
Fund Services, LLC		May	Executive Officer,		Virginia Law
2020 E. Financial Way		1991.	Rockefeller Trust		School Fdn.
Suite 100			Co., (prior thereto
Glendora, CA 91741			Senior Vice President),
and Managing Director,
Rockefeller & Co.
(Investment Manager
and Financial Advisor);
formerly, Senior Vice
President, Norton
Simon, Inc.
(international
consumer products
conglomerate).

Eric W. Falkeis	Trustee	Indefinite	Chief Operating	1	Interested
(born 1973)		Term;	Officer, Direxion		Trustee,
c/o U.S. Bancorp		Since	Fund since 2013;		Direxion
Fund Services, LLC		September	formerly, Senior Vice		Funds Trust,
2020 E. Financial Way		2011.	President and Chief		Direxion
Suite 100			Financial Officer		ETF Trust
Glendora, CA 91741			(and other positions),		and Direxion
			U.S. Bancorp Fund		Variable
			Services, LLC		Trust.
(1997-2013).

Carl A. Froebel	Trustee	Indefinite	Formerly	1	None.
(born 1938)		Term;	President and
c/o U.S. Bancorp		Since	Founder, National
Fund Services, LLC		May	Investor Data
2020 E. Financial Way		1991.	Services, Inc.
Suite 100			(investment related
Glendora, CA 91741			computer software).

CAN SLIM® SELECT GROWTH FUND

TRUSTEES AND EXECUTIVE OFFICERS
(UNAUDITED) (CONTINUED)

		Term of		Number of
		Office		Portfolios	Other
		and	Principal	in Fund	Directorships
	Positions	Length	Occupation	Complex(2)	Held During
Name, Age	with the	of Time	During Past	Overseen	Past Five
and Address	Trust(1)	Served	Five Years	by Trustees	Years

Steven J. Paggioli	Trustee	Indefinite	Consultant,	1	Independent
(born 1950)		Term;	since July 2001;		Trustee, The
c/o U.S. Bancorp		Since	formerly,		Managers
Fund Services, LLC		May	Executive Vice		Fund;
2020 E. Financial Way		1991.	President,		Trustee,
Suite 100			Investment		Managers
Glendora, CA 91741			Company		AMG Fund,
			Administration,		Aston Fund;
			LLC (mutual fund		Advisory
			administrator).		Board
Member,
Sustainable
Growth
Advisers, LP;
Independent
Director,
Chase
Investment
Counsel.

Officers of the Trust

Elaine E. Richards	President	Indefinite	Vice President	Not	Not
(born 1968)		Term;	and Legal	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Compliance
Fund Services, LLC		March	Officer, U.S.
2020 E. Financial Way		2013.	Bancorp Fund
Suite 100	Secretary	Indefinite	Services, LLC,
Glendora, CA 91741		Term;	since July 2007.
Since
February
2008.

Eric C. VanAndel	Treasurer	Indefinite	Senior Vice	Not	Not
(born 1975)		Term;	President,	Applicable.	Applicable.
c/o U.S. Bancorp		Since	U.S. Bancorp
Fund Services, LLC		April	Fund Services,
615 East Michigan St.		2013.	LLC, since
Milwaukee, WI 53202			April 2005.

CAN SLIM® SELECT GROWTH FUND

TRUSTEES AND EXECUTIVE OFFICERS
(UNAUDITED) (CONTINUED)

		Term of		Number of
		Office		Portfolios	Other
		and	Principal	in Fund	Directorships
	Positions	Length	Occupation	Complex(2)	Held During
Name, Age	with the	of Time	During Past	Overseen	Past Five
and Address	Trust(1)	Served	Five Years	by Trustees	Years

James Matel	Assistant	Indefinite	Vice President	Not	Not
(born 1971)	Treasurer	Term;	(and other	Applicable.	Applicable.
c/o U.S. Bancorp		Since	positions), U.S.
Fund Services, LLC		June	Bancorp Fund
615 East Michigan St.		2006.	Services, LLC
Milwaukee, WI 53202			since July 1995.

Aaron J. Perkovich	Assistant	Indefinite	Vice President	Not	Not
(born 1973)	Treasurer	Term;	(and other	Applicable.	Applicable.
c/o U.S. Bancorp		Since	positions), U.S.
Fund Services, LLC		May	Bancorp Fund
615 East Michigan St.		2014.	Services, LLC
Milwaukee, WI 53202			since June 2006.

Ronald Rickey	Assistant	Indefinite	Compliance	Not	Not
(born 1987)	Treasurer	Term;	Officer, U.S.	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Bancorp Fund
Fund Services, LLC		November	Services, LLC
615 East Michigan St.		2015.	since February
Milwaukee, WI 53202			2011.

Donna Barrette	Chief	Indefinite	Senior Vice	Not	Not
(born 1966)	Compli-	Term;	President and	Applicable.	Applicable.
c/o U.S. Bancorp	ance	Since	Compliance
Fund Services, LLC	Officer	July	Officer (and
615 East Michigan St.	Anti-	2011.	other positions),
Milwaukee, WI 53202	Money		U.S. Bancorp
	Laundering		Fund Services,
	Officer		LLC since
	Vice		August 2004.
President

(1)	The Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

(2)
The Trust is comprised of numerous series managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Fund.  The Fund does not hold itself out as related to any other services within the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series.

CAN SLIM® SELECT GROWTH FUND

FEDERAL TAX INFORMATION
(UNAUDITED)

For the fiscal year ended March 31, 2016, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the American Taxpayer Relief Act of 2012.

The percentage of dividends declared from ordinary income designated as qualified dividend income was 71.35%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended March 31, 2016, was 63.63%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(C) for the fiscal year/period ended March 31, 2016, was 90.07%.

CAN SLIM® SELECT GROWTH FUND

INFORMATION ABOUT PROXY VOTING
(UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request without charge by calling (800) 558-9105. Furthermore, you can obtain the description on the SEC’s web site at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available upon request without charge by calling (800) 558-9105. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s web site at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS
(UNAUDITED)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s Form N-Q is available upon request without charge by calling (800) 558-9105. Furthermore, you can obtain the Form N-Q on the SEC’s web site at www.sec.gov.

INFORMATION ABOUT THE FUND’S TRUSTEES
(UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 558-9105. Furthermore, you can obtain the SAI on the SEC’s web site at www.sec.gov or the Fund’s web site at www.northcoastam.com.

INFORMATION ABOUT HOUSEHOLDING
(UNAUDITED)

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 558-9105 (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request.

CAN SLIM® SELECT GROWTH FUND

PRIVACY NOTICE
(UNAUDITED)

The Fund collects non-public personal information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us verbally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholder or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from the governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Investment Adviser
NorthCoast Asset Management, LLC
6 Glenville Street
Greenwich, CT 06831
www.northcoastam.com

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant
and Fund Administration
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(800) 558-9105

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, NY 10103

_____________________________________________________________

CAN SLIM® Select Growth Fund
Symbol – CANGX
CUSIP – 742935448

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Dorothy A. Berry and Messrs. Wallace L. Cook, Carl A. Froebel, Eric W. Falkeis and Steven J. Paggioli are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following tables detail the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

CANSLIM Select Growth Fund

	FYE 3/31/2016	FYE 3/31/2015
Audit Fees	$19,500	$19,000
Audit-Related Fees	N/A	N/A
Tax Fees	$2,600	$2,600
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentages of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 3/31/2016	FYE 3/31/2015
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 3/31/2016	FYE 3/31/2015
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title) /s/ Elaine E. Richards
   Elaine E. Richards, President, Principal Executive Officer

Date     June 1, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Elaine E. Richards
    Elaine E. Richards, President, Principal Executive Officer

Date     June 1, 2016

By (Signature and Title) /s/ Eric C. VanAndel
   Eric C. VanAndel, Treasurer, Principal Financial Officer

Date     May 27, 2016

* Print the name and title of each signing officer under his or her signature.